Summary of accounting policies - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jun. 30, 2023 USD ($)	Jul. 01, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Advance deposits		$ 74,900		$ 29,300	$ 9,300
Accrued freight and tariffs		42,600		44,600	20,700
Accrued payroll		14,700		15,200	5,500
Loss contingency insurance recovery receivable				22,300	22,300
Contract with customer asset net current		320,124		297,960	292,407
Unbilled receivables current				116,300	86,500
Contract with customer liability revenue recognized		71,400	$ 56,300	$ 74,900	$ 71,700
Performance obligation amount recognized as a percentage of contract with customers liability of the previous period				70.00%	78.00%
Revenue remaining performance obligation		286,600		$ 212,300
Percentage of remaining performance obligation to be recognized as revenue in the next twelve months				83.00%
Liability for uncertain tax benefits				$ 434	$ 440	$ 465	$ 410
Percentage of future tax benefits representing uncertain tax benefits				85.00%
Deferred tax assets and other assets non current		266,741		$ 273,686	28,123
Other Noncurrent Liabilities
Variable Interest Entity [Line Items]
Standard product warranty liability non current		10,400		11,800	8,800
Contract with customers liability non current		35,600		35,800	29,600
Operating lease liabilities non current				1,500	$ 2,700
Tax Receivable Agreement
Variable Interest Entity [Line Items]
Liability for uncertain tax benefits				230,300
Liabilities Relating To Tax Receivable Agreement And Others		$ 230,300		$ 230,300
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Software Licenses [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				1.00%	2.00%	1.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Variable Interest Entity [Line Items]
Revenue from contract with customers excluding assessed tax				$ 331,000	$ 196,200	$ 230,300
Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				15.00%	10.00%
Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				10.00%
Minimum
Variable Interest Entity [Line Items]
Extended warranty term of revenue recognition				10 years
Product warranty term		5 years
Minimum | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%
Minimum | Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				14.00%
Minimum | Accounts Receivable And Contract With Customer Assets [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Variable Interest Entity [Line Items]
Concentration risk percentage				10.00%
Maximum
Variable Interest Entity [Line Items]
Extended warranty term of revenue recognition				15 years
Product warranty term		10 years
Other Current Liabilities [Member]
Variable Interest Entity [Line Items]
Operating lease liabilities current				$ 1,900	$ 1,800
Nestracker LLC [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage				100.00%
Reverse stock split ratio	2.1
Nextracker LLC
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		100.00%
TPG Rise [Member]
Variable Interest Entity [Line Items]
Ownership Interest				16.67%
Nextracker Inc [Member]
Variable Interest Entity [Line Items]
Deferred tax assets and other assets non current				$ 257,100